Note 7 - Stock Incentive Plan (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 556,270
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	9 months 25 days
Share-Based Payment Arrangement, Expense	$ 516,649	$ 365,379